Pensions and Other Post-Employment Benefits - Summary of Remeasurements Within Post-Retirement Benefits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Gain from change in demographic assumptions	£ (78)	£ (131)	£ (209)
(Loss)/gain from change in financial assumptions	2,022	(1,149)	555
Experience gains	13	87	68
Post-retirement benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Gain from change in demographic assumptions		6	47
(Loss)/gain from change in financial assumptions	(80)	100	(1)
Experience gains	3	39	18
Total	£ (77)	£ 145	£ 64